SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS (Details) - EBP 610255 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Participant contributions transferred late to Plan	$ 16,043	$ 5,490
Contributions not corrected	1,137	0
Contributions corrected outside VFCP	14,906	5,490
Contributions pending correction in VFCP	0	0
Total fully corrected under VFCP and PTE 2002-51	$ 0	$ 0